Marketing Expenses (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Marketing Expenses [Abstract]
Schedule of marketing expenses

	Six months ended June 30,	Six months ended June 30,	Year ended December 31,
	2023	2022*	2022*
	USD thousands	USD thousands	USD thousands

Salaries, wages and related expenses(1)	449	445	821
Share-based payment(1)	30	528	149
PR and advertisement	619	787	1,661
Maintenance, office and software fees	15	41	59
Depreciation and amortization	22	54	84
D&O insurance	19	43	82
Others	18	31	75
Total Marketing Expenses	1,172	1,929	2,931

*Restated- see Note 3 for discontinued operation

(1) Including expenses in respect of related parties - see Note 15.